Trade Receivables	12 Months Ended
Jun. 30, 2022
Trade and other receivables [abstract]
Trade Receivables	Trade Receivables
The Group’s trade receivables consisted of the following:

	As of June 30,
	2022	2021
	(U.S. $ in thousands)
Gross trade receivables	$312,172	$173,849
Expected credit loss allowance	(4,045)	(376)
Total trade receivables	$308,127	$173,473
As of June 30, 2022 and 2021, no customer represented more than 10% of the total trade receivables balance.
Expected Credit Loss Allowance
The movements in the ECL allowance were as follows:

(U.S. $ in thousands)
As of June 30, 2020	$1,156
Change in estimate	(780)
As of June 30, 2021	$376
Change in estimate	3,669
As of June 30, 2022	$4,045
The following table sets forth the information about the credit risk exposure on the Group's trade receivables using a provision matrix:

		Past due days
	Current	< 90 days	> 90 days	Total
	(U.S. $ in thousands except ECL rate)
As of June 30, 2022
ECL rate	—%	3.3%	23.1%
Trade receivables carrying amount	$256,418	$44,636	$11,118	$312,172
ECL allowance	—	1,479	2,566	4,045

As of June 30, 2021
ECL rate	—%	0.3%	20.9%
Trade receivables carrying amount	$157,804	$14,468	$1,577	$173,849
ECL allowance	6	41	329	376
For the purpose of the provision matrix, customers are clustered into different risk classes, mainly based on past due days of trade receivables. We also consider market information such as the country risk assessment of their country of origin, type of industry and objective evidence of credit impairment for individual receivables. Loss rates used to reflect lifetime ECL are based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.